TIP FUNDS

                        TURNER SELECT GROWTH EQUITY FUND

                       SUPPLEMENT DATED DECEMBER 20, 2000
         TO THE STATEMENT OF ADDITIONAL INFORMATION DATED JUNE 30, 2000

  THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT WHICH IS
             CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION.

         -------------------------------------------------------------

On page 5, under the heading "Turner Select Growth Equity Fund," replace the 4th and 5th sentences with the following sentence:

         Portfolio exposure is generally limited to 5% of assets in any single issuer, subject to exceptions for the most heavily weighted securities in the Russell Top 200 Growth Index.

On page 18, under the heading "Non-Diversification," replace the 1st sentence with the following sentence:

         The Target Select, Top 20 and Select Growth Equity Funds are non-diversified companies, as defined in the 1940 Act, which means that a relatively high percentage of assets of each Fund may be invested in the obligations of a limited number of issuers.

The table on page 29 should read as follows for the B2B E Commerce and Wireless & Communications Funds:


-----------------------------------------------------------------------------------------------------------------------
                                                REQUIRED             BASE            HIGHEST            LOWEST
                                                EXCESS               ADVISORY        POSSIBLE           POSSIBLE
 FUND                  BENCHMARK                PERFORMANCE          FEE             ADVISORY FEE       ADVISORY FEE
-----------------------------------------------------------------------------------------------------------------------
 B2B E-                PSE                        +/- 2.5%               1.10%                1.50%             .70%
 Commerce Fund         Technology Index
-----------------------------------------------------------------------------------------------------------------------
 Wireless &            PSE                        +/- 2.5%               1.10%                1.50%              70%
 Communication         Technology
 Fund                  Index
-----------------------------------------------------------------------------------------------------------------------


                ------------------------------------------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

               TUR-B-025-04



                                    TIP FUNDS

                        TURNER SELECT GROWTH EQUITY FUND

                       SUPPLEMENT DATED DECEMBER 20, 2000
                      TO THE PROSPECTUS DATED JUNE 14, 2000

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT WHICH IS CONTAINED IN THE PROSPECTUS.

--------------------------------------------------------------------------------

On page 1, under the heading "Principal Strategy," replace the 4th and 5th sentences with the following sentence:

         Portfolio exposure is generally limited to 5% of assets in any single issuer, subject to exceptions for the most heavily weighted securities in the Russell Top 200 Growth Index.

         -------------------------------------------------------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE